CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2017		$ 8,382,876	$ 1,173,363	$ 10,978,891	$ 681,788	$ 150,028	$ 21,366,946
Balance (Shares) at Sep. 30, 2017	13,068,346
Shares issued for cast, net of offering costs		9,616,057					9,616,057
Shares issued for cast, net of offering costs (Shares)	3,459,691
Foreign currency translation loss					(809,244)	(9,224)	(818,468)
Net income			858,412	6,159,702		84,943	7,103,057
Balance at Sep. 30, 2018		17,998,933	2,031,775	17,138,593	(127,456)	225,747	37,267,592
Balance (shares) at Sep. 30, 2018	16,528,037
Shares issued for cast, net of offering costs		50,697					50,697
Shares issued for cast, net of offering costs (Shares)	30,000
Foreign currency translation loss					(1,681,369)	(12,909)	(1,694,278)
Net income			872,924	7,233,942		86,828	8,193,694
Balance at Sep. 30, 2019		18,049,630	2,904,699	24,372,535	(1,808,825)	299,666	43,817,705
Balance (shares) at Sep. 30, 2019	16,558,037
Disposal of subsidiary						3,992	3,992
Foreign currency translation loss					2,301,510	17,538	2,319,048
Net income				(825,614)		(11,402)	(837,016)
Balance at Sep. 30, 2020		$ 18,049,630	$ 2,904,699	$ 23,546,921	$ 492,685	$ 309,794	$ 45,303,729
Balance (shares) at Sep. 30, 2020	16,558,037